Impairment Testing of Acquired Development Programs Not Yet Available for Use - Additional Information (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [abstract]
Impairment of the acquired products' rights	£ 0
Cash flow projections - Industry-standard asset life	P20Y
Discount rates	15.30%	15.30%